PROVISION FOR WARRANTY COST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision For Warranty Cost
Opening balance of warranty provision	$ 1,709	$ 1,669
Additions	368	499
Warranty claims applied	(494)	(841)
Change in estimate of warranty provision	(860)	421
Change in foreign exchange	24	(39)
Ending balance of warranty provision	747	1,709
Less: Current portion	612	1,585
Long-term portion of warranty provision	$ 135	$ 124